Trade Receivables and Other Receivables	12 Months Ended
Dec. 31, 2019
Trade Receivables and Other Receivables [Abstract]
Trade receivable and Other receivables

Note 4.A – Trade receivables

	December 31,
	2018	2019
	Thousands USD	Thousands USD
Open balances	1,233	1,816
Income receivables	80	-
	1,313	1,816

Note 4.B – Other receivables

	December 31,
	2018	2019
	Thousands USD	Thousands USD
Government authorities	354	332
Prepaid expenses	205	221
Others	11	17
	570	570